UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006

Check here if Amendment             [   ]; Amendment Number:
This Amendment (Check only one):    [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TAMRO Capital Partners LLC
Address:  1660 Duke Street, Suite 200
          Alexandria, VA  22314

Form 13F File Number:  28-10212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Betsy M. Moszeter,
Title:     Chief Compliance Officer & Operations Manager
Phone:     703-740-1011






Signature,                    Place, and                    Date of Signing:
----------                    ----------                    ----------------
Betsy Moszeter              Alexandria, VA                  March 6, 2007

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name

FORM 13F SUMMARY PAGE Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    104

Form 13F Information Table Value Total:  $614,815.70
                                            (x1000)

List of Other Included Managers:


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

TAMRO Holdings as of 12/31/06


Column 1                  Column 2    Column 3    Column 4       Column 5          Column 6       Column 7           Column 8
--------                  --------    --------    --------       --------          --------       --------           --------
                                                                                  Investment                     Voting Authority
                                                                                  Discretion
                                                                                -----------------             ----------------------
                                                                 Amount and
Name of Issuer            Title         Cusip     Fair Market    Type of                           Other      Sole    Shared   None
                          of Class                Value ($000)   Security       Sole Shared Other  Managers
------------------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms Inc.      Common      096761101     8,871.19     259,240  SH          X                       227,125         32,115
California Pizza Kit      Common      13054D109     9,778.35     293,556  SH          X                       257,056         36,500
Comcast Corp. (Cl A)      Common      20030N101     2,920.56      68,995  SH          X                        68,995
Dow Jones & Co Inc C      Common      260561105     2,537.64      66,780  SH          X                        66,780
Ebay Inc Com              Common      278642103     2,474.76      82,300  SH          X                        82,300
Ford Motor Co.            Common      345370860     2,358.97     314,110  SH          X                       314,110
Freds Inc Com             Common      356108100     9,984.51     829,278  SH          X                       726,250        103,028
Home Depot Inc Com        Common      437076102     4,815.18     119,900  SH          X                       119,900
La Z Boy Inc Com          Common      505336107     3,657.74     308,150  SH          X                       269,532         38,618
McDonalds Corp            Common      580135101     2,495.73      56,299  SH          X                        56,299
Netflix Inc               Common      64110L106    13,314.28     514,860  SH          X                       464,948         49,912
P.F. Chang's China B      Common      69333Y108     7,240.00     188,640  SH          X                       165,210         23,430
Sharper Image Corp        Common      820013100     6,155.74     665,485  SH          X                       582,825         82,660
Vail Resorts Inc          Common      91879Q109     3,685.41      82,227  SH          X                        72,057         10,170
Wal-Mart Stores Inc       Common      931142103     2,569.46      55,640  SH          X                        55,640
XM Satellite Radio H      Common      983759101     2,793.76     193,340  SH          X                       193,340
Anheuser-Busch Cos.       Common      035229103     2,210.06      44,920  SH          X                        44,920
Coca Cola Co Com          Common      191216100     2,968.15      61,516  SH          X                        61,516
Hain Celestial Group      Common      405217100    18,432.69     590,602  SH          X                       527,642         62,960
Koninklijke Ahold N.      Common      500467303       100.72       9,520  SH          X                         9,520
Kroger Co Com             Common      501044101     2,152.66      93,310  SH          X                        93,310
NBTY Inc                  Common      628782104    18,510.87     445,294  SH          X                       399,574         45,720
Pepsico Inc               Common      713448108       293.36       4,690  SH          X                         4,690
Performance Food Gro      Common      713755106    11,553.11     417,985  SH          X                       377,715         40,270
Sara Lee Corp             Common      803111103       345.37      20,280  SH          X                        20,280
Sunopta Inc               Common      8676EP108     8,682.89     986,692  SH          X                       860,187        126,505
Anadarko Pete Corp.       Common      032511107     2,256.51      51,850  SH          X                        51,850
Cameron Intl Corp.        Common      13342B105     1,978.23      37,290  SH          X                        37,290
Chevron Corp.             Common      166764100     2,707.67      36,824  SH          X                        36,824
Exxon Mobil Corp          Common      30231G102       270.43       3,529  SH          X                         3,529
Helmerich & Payne In      Common      423452101     9,030.21     369,032  SH          X                       323,302         45,730
National Oilwell Var      Common      637071101     1,149.57      18,790  SH          X                        18,790
Schlumberger Ltd          Common      806857108       179.63       2,844  SH          X                         2,844
Tidewater Inc Com         Common      886423102     6,269.49     129,642  SH          X                       113,512         16,130
Transocean Inc            Common      G90078109       134.28       1,660  SH          X                         1,660
Whiting Petroleum Co      Common      966387102    10,222.27     219,362  SH          X                       192,082         27,280
Willbros Group Inc        Common      969199108    11,331.80     599,566  SH          X                       525,201         74,365
XTO Energy Inc            Common      98385X106     2,030.21      43,150  SH          X                        43,150
American Intl Group       Common      026874107     3,911.92      54,590  SH          X                        54,590
Berkshire Hathaway I      Common      084670207     5,381.69       1,468  SH          X                         1,468
Capital One Financia      Common      14040H105     2,751.31      35,815  SH          X                        35,815
Citigroup Inc.            Common      172967101     2,814.80      50,535  SH          X                        50,535
Federal Home Ln Mtg       Common      313400301     2,771.00      40,810  SH          X                        40,810
Felcor Lodging Trust      Common      31430F101     7,735.77     354,202  SH          X                       310,212         43,990
First Marblehead Cor      Common      320771108     7,139.59     130,642  SH          X                       109,299         21,343
Gamco Investors Inc       Common      361438104     6,447.70     167,647  SH          X                       150,552         17,095
Goldman Sachs Group       Common      38141G104     3,297.25      16,540  SH          X                        16,540
Innkeepers Usa Tr RE      Common      4576J0104     5,461.16     352,333  SH          X                       308,448         43,885
Janus Cap Group Inc       Common      47102X105     3,588.47     166,210  SH          X                       166,210
Jpmorgan & Chase & C      Common      46625H100       367.66       7,612  SH          X                         7,612
KMG America Corp Com      Common      482563103     9,456.37     986,066  SH          X                       863,886        122,180
Knight Capital Group      Common      499005106    10,180.92     531,086  SH          X                       465,141         65,945
Legg Mason Inc Com        Common      524901105     3,104.33      32,660  SH          X                        32,660
Post Pptys Inc REIT       Common      737464107     3,970.92      86,891  SH          X                        76,091         10,800
Raymond James Financ      Common      754730109     6,291.11     207,559  SH          X                       181,861         25,698
Washington Reit           Common      939653101     6,225.68     155,642  SH          X                       136,407         19,235
Wells Fargo & Co          Common      949746101     2,616.15      73,570  SH          X                        73,570
Analogic Corp.            Common      032657207     7,922.42     141,119  SH          X                       123,584         17,535
Johnson & Johnson Co      Common      478160104     3,550.56      53,780  SH          X                        53,780
Medimmune Inc             Common      584699102       241.80       7,470  SH          X                         7,470
Perrigo Co Com            Common      714290103    10,887.70     629,347  SH          X                       565,102         64,245
Pfizer Inc Com            Common      717081103     3,302.25     127,500  SH          X                       127,500
Pharmaceutical Prod       Common      717124101     4,727.06     146,712  SH          X                       128,407         18,305
Teva Pharmaceutical       Common      881624209       324.16      10,430  SH          X                        10,430
UnitedHealth Group I      Common      91324P102     1,936.43      36,040  SH          X                        36,040
ACCO Brands Corp.         Common      00081T108    10,544.46     398,355  SH          X                       349,040         49,315
Avery Dennison Corp.      Common      053611109       310.44       4,570  SH          X                         4,570
Baldor Elec Co.           Common      057741100    12,490.09     373,731  SH          X                       335,841         37,890
General Cable Corp.       Common      369300108    15,698.97     359,162  SH          X                       321,957         37,205
Jetblue Airways Corp      Common      477143101    15,521.65   1,093,074  SH          X                       980,079        112,995
Manitowoc Inc             Common      563571108     9,589.15     161,352  SH          X                       141,337         20,015
Raytheon Co               Common      755111507       406.56       7,700  SH          X                         7,700
Southwest Airls Co C      Common      844741108     3,499.85     228,450  SH          X                       228,450
Steelcase Inc Com Cl      Common      858155203    13,128.03     722,909  SH          X                       645,619         77,290
Teleflex Inc              Common      879369106     7,365.59     114,089  SH          X                        99,919         14,170
Trex Co Inc Com           Common      89531P105     9,451.99     412,931  SH          X                       369,130         43,801
United Parcel Servic      Common      911312106     2,301.89      30,700  SH          X                        30,700
Watson Wyatt Worldwi      Common      942712100     8,818.70     195,320  SH          X                       171,058         24,262
Alcoa Inc.                Common      013817101     3,246.09     108,167  SH          X                       108,167
Bowater Inc.              Common      102183100     9,481.19     421,386  SH          X                       369,213         52,173
Cabot Microelectroni      Common      12709P103    12,289.27     362,088  SH          X                       324,338         37,750
Dow Chem Co Com           Common      260543103     2,345.32      58,780  SH          X                        58,780
E.I. DuPont de Nemou      Common      263534109     3,212.96      65,961  SH          X                        65,961
Headwaters Inc Com        Common      42210P102     8,227.00     343,364  SH          X                       300,690         42,674
Symyx Technologies I      Common      87155S108     8,336.87     386,145  SH          X                       338,235         47,910
Altiris Inc.              Common      02148M100     7,563.19     297,998  SH          X                       261,103         36,895
Andrew Corp.              Common      034425108     8,994.52     879,230  SH          X                       770,215        109,015
Avocent Corp.             Common      053893103     8,899.30     262,904  SH          X                       230,434         32,470
Cisco Systems Inc.        Common      17275R102     3,564.52     130,425  SH          X                       130,425
Dell Inc Com              Common      24702R101     3,130.98     124,790  SH          X                       124,790
E M C Corp Mass Com       Common      268648102     4,820.24     365,170  SH          X                       365,170
Emulex Corp Com           Common      292475209     9,336.92     478,571  SH          X                       419,811         58,760
L-1 Identity Solutio      Common      50212A106    12,279.52     811,601  SH          X                       734,457         77,144
Mantech Internationa      Common      564563104     9,112.26     247,414  SH          X                       217,009         30,405
Microsoft Corp            Common      594918104     4,968.70     166,400  SH          X                       166,400
Packeteer Inc Com         Common      695210104    15,842.74   1,164,907  SH          X                     1,048,992        115,915
Polycom Inc Com           Common      73172K104    13,168.62     426,031  SH          X                       384,446         41,585
Rightnow Technologie      Common      76657R106     7,016.20     407,445  SH          X                       364,415         43,030
Sony Corp                 Common      835699307       276.64       6,459  SH          X                         6,459
Tibco Software Inc        Common      88632Q103    10,529.59   1,115,423  SH          X                       977,883        137,540
Valueclick Inc Com        Common      92046N102     9,811.65     415,220  SH          X                       363,750         51,470
AES Corp.                 Common      00130H105     3,787.79     171,860  SH          X                       171,860
iShares Russell 2000
  Index Fund              Common      464287655       387.81       4,970  SH          X                         4,970
S&P 400 Mid Cap
  Depository Receipts     Common      595635103       188.79       1,290  SH          X                         1,290

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                                                 $614,815.70
